Loss Per Share	12 Months Ended
Jan. 31, 2021
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
Loss Per Share
27	Loss per Share

(a)	Basic and diluted loss per share

	For the Year Ended 31 January 2021 NZ$	For the Year Ended 31 January 2020 NZ$
From continuing operations attributable to the ordinary equity holders of the Group	(0.62)	(34.74)
Total basic and diluted loss per share attributable to the ordinary equity holders of the Group	(0.62)	(34.74)

(b)	Reconciliation of loss used in calculating loss per share

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s
Basic and diluted loss per share
Loss attributable to the ordinary equity holders of the Group used in calculating basic earnings per share:	(68,346)	(54,305)

(c)	Weighted average number of shares used as the denominator

	31 January 2021 Number	31 January 2020 Number

Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	109,370,410	1,563,056

(d)	Information concerning the classification of securities

Convertible Notes

At 31 January 2021, the Group had 1 outstanding convertible note principal of $2.8m and accrued interest and fair value adjustments of $0.8m. Please refer to note 22(c).